REVENUES (Tables)	9 Months Ended
Sep. 30, 2020
REVENUES
Schedule of breakdown of revenues according to product groups

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	U.S. dollars in thousands
WatchPAT and other related services	$10,535	$7,589	$26,601	$19,906
EndoPAT and related services	464	495	1,661	1,587
	$10,999	$8,084	$28,262	$21,493

Schedule of breakdown of revenues on the basis of geographical regions

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	U.S. dollars in thousands
United States and Canada	$8,951	$5,814	$21,786	$15,461
Japan	901	1,127	3,027	2,595
Europe	944	800	2,930	2,367
Asia Pacific (excluding Japan)	101	139	212	643
Israel	95	83	215	204
Others	7	121	92	223
	$10,999	$8,084	$28,262	$21,493